Note 18 (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012
Deposits Associated with Land and Lot Options of Unconsolidated Variable Interest Entities	$ 40.6
Purchase Price Associated with Land and Lot Options of Unconsolidated Variable Interest Entities	$ 671.9